<PAGE >1
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holding entries
Salem Investment Counselors, Inc. Name of Institutional Investment Manager
480 Shepherd Street Winston-Salem NC 27103 Business Address
(Street) (City) (State) (Zip)
Dale M. Brown, Vice President 336.768.7230
Name, Phone No.,and Title of Person Duly Authorized to Submit This Report. ATTENTION INTENTIONAL MISSTATEMENTS OR OMISSIONS OF
FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
See 18 U.S.C. AND 15 U.S.C. 78ff(a)
The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 8th day of November, 2011.
Salem Investment Counselors, Inc.
(Name of Institutional Investment Manager)
/s/ DALE M. BROWN
(Manual Signature of Person Duly Authorized To Submit This Report)
Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
Name: 13F File No.: Name: <13F File No.: 1. 6. 2. 7. 3. 8. 4. 9. 5. 10.

 FORM 13F SUMMARY PAGE REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 0
FORM 13F INFORMATION TABLE ENTRY: 265
FORM 13F INFORMATION TABLE VALUE TOTAL: $610,379,787

FORM 13F
Name of Reporting Manager: Salem Investment Counselors, Inc.


Item 1
Name of Issuer

Item 2
Title of
Class

Item 3
Cusip
Number

Item 4
Fair Market
Value

Item 5
Shares of
Principal
Amount


(a) Sole






 3M Company
Abbott Labs
Accenture PLC CL A
Activision Blizzard, Inc.
Acuity Brands, Inc.
Alcoa, Inc.
Allergan, Inc.
Alliance Holdings GP LP
Alliance One International
ALR Technologies, Inc.
Altria Group, Inc.
Amazon Com, Inc.
American Electric Power Company
American Express Company
American Intl. Group, Inc.
Amex Health Care SPDR


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

88579Y101
002824100
G1151C101
00507V109
00508Y102
13817101
18490102
01861G100
18772103
001630102
02209S103
023135106
025537101
25816109
26874107
81369Y209

$11,918,945
$7,076,969
$6,212,781
$692,051
$291,134
$353,757
$430,426
$978,180
$274,544
$11,040
$1,209,686
$335,448
$295,145
$330,072
$329,376
$266,557


128,965
103,223
88,716
61,352
4,600
39,950
4,700
20,400
84,998
160,000
36,229
1,319
6,717
5,805
10,045
6,644

128,965
103,223
88,716
61,352
4,600
39,950
4,700
20,400
84,998
160,000
36,229
1,319
6,717
5,805
10,045
6,644



Item 1
Name of Issuer

Item 6
(b) Shares
as defined
in Instr. V.

Item 7
Managers
See Instr.
V.


(a) Sole

Item 8
(b) Shared


(c) None






 3M Company
Abbott Labs
Accenture PLC CL A
Activision Blizzard, Inc.
Acuity Brands, Inc.
Alcoa, Inc.
Allergan, Inc.
Alliance Holdings GP LP
Alliance One International
ALR Technologies, Inc.
Altria Group, Inc.
Amazon Com, Inc.
American Electric Power Company
American Express Company
American Intl. Group, Inc.
Amex Health Care SPDR

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

128,965
103,223
88,716
61,352
4,600
39,950
4,700
20,400
84,998
160,000
36,229
1,319
6,717
5,805
10,045
6,644

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








Amgen Incorporated
Antares Pharma Inc.
Apache Corp.
Apple Computer Corp.
Armour Residential Reit, Inc.
AT&T Corp.
Automatic Data Processing, Inc.
Balchem Corp.
Bank of America Corp.
Barrick Gold Corp.
Baxter International, Inc.
BB&T Corporation
Becton Dickinson & Co.
Bellatrix Exploration
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

31162100
036642106
37411105
037833100
042315101
00206R102
53015103
057665200
60505104
67901108
71813109
54937107
075887109
078314101
084670207
84670108
88606108


$249,920
$707,933
$4,704,487
$32,215,835
$84,260
$5,506,576
$360,290
$6,349,478
$3,524,549
$346,608
$290,501
$10,955,255
$496,735
$305,250
$15,854,391
$2,388,600
$3,481,203


2,965
162,370
54,406
48,292
11,000
146,063
6,142
172,869
399,156
8,300
4,820
330,376
6,323
75,000
179,755
18
50,739


2,965
162,370
54,406
48,292
11,000
146,063
6,142
172,869
399,156
8,300
4,820
330,376
6,323
75,000
179,755
18
50,739










Amgen Incorporated
Antares Pharma Inc.
Apache Corp.
Apple Computer Corp.
Armour Residential Reit, Inc.
AT&T Corp.
Automatic Data Processing, Inc.
Balchem Corp.
Bank of America Corp.
Barrick Gold Corp.
Baxter International, Inc.
BB&T Corporation
Becton Dickinson & Co.
Bellatrix Exploration
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


2,965
162,370
54,406
48,292
11,000
146,063
6,142
172,869
399,156
8,300
4,820
330,376
6,323
75,000
179,755
18
50,739


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Biodelivery Sci International, Inc.
Boardwalk Pipeline Partners
Box Ships, Inc.
BP PLC Sponsored ADR
Breitburn Energy Partners LP
Bristol Myers Squibb Co.
Buckeye Partners LP
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Capital One Financial Corp.
Cass Information Systems, Inc.
Caterpillar, Inc.
Cato Corporation
Cenovus Energy
CenturyLink, Inc.
Chesapeake Energy Corp.
Chevron Corporation

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


09060J106
096627104
Y0967102
55622104
106776107
110122108
118230101
136385101
139793103
14040H105
14808P109
149123101
149205106
15135U109
156700106
165167107
166764100


$143,780
$530,100
$595,000
$602,613
$587,894
$3,060,214
$808,295
$585,010
$53,587
$968,600
$556,648
$9,174,703
$1,441,589
$218,056
$262,640
$1,085,667
$3,872,589


22,750
19,000
100,000
14,226
30,257
90,673
16,850
19,000
28,353
16,990
13,263
106,633
48,522
6,257
6,501
57,534
33,224


22,750
19,000
100,000
14,226
30,257
90,673
16,850
19,000
28,353
16,990
13,263
106,633
48,522
6,257
6,501
57,534
33,224









Biodelivery Sci International, Inc.
Boardwalk Pipeline Partners
Box Ships, Inc.
BP PLC Sponsored ADR
Breitburn Energy Partners LP
Bristol Myers Squibb Co.
Buckeye Partners LP
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Capital One Financial Corp.
Cass Information Systems, Inc.
Caterpillar, Inc.
Cato Corporation
Cenovus Energy
CenturyLink, Inc.
Chesapeake Energy Corp.
Chevron Corporation

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


22,750
19,000
100,000
14,226
30,257
90,673
16,850
19,000
28,353
16,990
13,263
106,633
48,522
6,257
6,501
57,534
33,224


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Company
Colgate-Palmolive Co.
Concepts Direct
ConocoPhillips
Credit Suisse ETN
Crestwood Midstream Partners
Crexus Investment Corp.
Curis, Inc.
CVS Caremark Corp.
Data I/O Corp.
DCP Midstream Partners LP
Deere & Co., Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Diana Containerships, Inc.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


17275R102
172967101
191216100
194162103
206013104
20825C104
22542D852
226372100
226553105
231269101
126650100
237690102
23311P100
244199105
249030107
25179M103
Y2069P101

$6,983,099
$484,943
$6,441,842
$5,376,869
$4,662
$2,656,401
$716,751
$1,071,000
$216,200
$41,400
$3,181,581
$43,445
$2,052,648
$264,234
$457,680
$6,867,779
$280,500


365,703
14,821
169,835
50,148
38,850
46,457
28,590
45,000
20,000
10,000
65,708
19,309
44,200
3,204
12,000
113,517
50,000


365,703
14,821
169,835
50,148
38,850
46,457
28,590
45,000
20,000
10,000
65,708
19,309
44,200
3,204
12,000
113,517
50,000










Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Company
Colgate-Palmolive Co.
Concepts Direct
ConocoPhillips
Credit Suisse ETN
Crestwood Midstream Partners
Crexus Investment Corp.
Curis, Inc.
CVS Caremark Corp.
Data I/O Corp.
DCP Midstream Partners LP
Deere & Co., Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Diana Containerships, Inc.


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


365,703
14,821
169,835
50,148
38,850
46,457
28,590
45,000
20,000
10,000
65,708
19,309
44,200
3,204
12,000
113,517
50,000


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Disney, Walt Company

Dominion Resources Inc. - VA

Dover Corporation

Duke Energy Corporation

Dupont de nemours E.I.

Eaton Corp

El Paso Pipeline Partners LP

Emagin Corp.

EMC Corp. MASS

Emerson Electric

Enbridge Energy Partners LP

Enduro Royalty Trust

Energy Transfer Equity LP

Energy Transfer Partners LP

Enterprise Products Partners

Exactech, Inc.

Examworks Group, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


254687106
25746U109
260003108
264399106
263534109
278058102
283702108
29076N206
268648102
291011104
29250R106
29269K100
29273V100
29273R109
293792107
30064E109
30066A105

$1,994,587
$718,661
$2,378,232
$2,037,257
$252,355
$439,422
$2,471,408
$445,866
$4,380,680
$939,576
$2,155,008
$921,000
$623,760
$2,226,411
$5,474,114
$356,600
$659,912


38,152
13,575
39,977
31,444
5,020
9,296
66,400
108,220
160,641
19,465
73,200
50,000
13,800
52,300
102,129
20,000
44,230


38,152
13,575
39,977
31,444
5,020
9,296
66,400
108,220
160,641
19,465
73,200
50,000
13,800
52,300
102,129
20,000
44,230










Disney, Walt Company
Dominion Resources Inc. - VA
Dover Corporation
Duke Energy Corporation
Dupont de nemours E.I.
Eaton Corp
El Paso Pipeline Partners LP
Emagin Corp.
EMC Corp. MASS
Emerson Electric
Enbridge Energy Partners LP
Enduro Royalty Trust
Energy Transfer Equity LP
Energy Transfer Partners LP
Enterprise Products Partners
Exactech, Inc.
Examworks Group, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


38,152
13,575
39,977
31,444
5,020
9,296
66,400
108,220
160,641
19,465
73,200
50,000
13,800
52,300
102,129
20,000
44,230



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Exxon  Mobile Corporation
Facebook, Inc.
Fidelity National Info. Services
First Trust NYSE Arca Biotech
Ford Motor Company
Franco Nevada Corp.
Freeport McMoran Copper & Gold
General Dynamics Corp.
General Electric Company
Glaxo Smith Kline PLC
Goldman Sachs Group, Inc.
Google, Inc. CL A
Green Mountain Coffee Roaster
Guggenhgeim S&P Equal Weight
Harris Teeter Supermarkets
Hatteras Financial Corp.
Hewlet-Packard Company


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


302290101
30303M102
31620M106
33733E203
345370860
351858105
35671D857
369550108
369604103
37733W105
38141G104
38259P508
393122106
78355W106
414585109
41902R103
428236103



$10,980,859
$565,326
$736,792
$503,904
$125,015
$524,772
$2,716,375
$316,252
$11,829,139
$277,255
$1,940,518
$10,876,118
$3,408,048
$250,464
$952,201
$7,315,869
$350,071



120,075
26,100
23,600
10,860
12,679
8,905
68,630
4,783
520,878
5,996
17,070
14,415
143,556
4,800
24,516
259,520
20,520



120,075
26,100
23,600
10,860
12,679
8,905
68,630
4,783
520,878
5,996
17,070
14,415
143,556
4,800
24,516
259,520
20,520











Exxon  Mobile Corporation
Facebook, Inc.
Fidelity National Info. Services
First Trust NYSE Arca Biotech
Ford Motor Company
Franco Nevada Corp.
Freeport McMoran Copper & Gold
General Dynamics Corp.
General Electric Company
Glaxo Smith Kline PLC
Goldman Sachs Group, Inc.
Google, Inc. CL A
Green Mountain Coffee Roaster
Guggenhgeim S&P Equal Weight
Harris Teeter Supermarkets
Hatteras Financial Corp.
Hewlet-Packard Company



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


120,075
26,100
23,600
10,860
12,679
8,905
68,630
4,783
520,878
5,996
17,070
14,415
143,556
4,800
24,516
259,520
20,520



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Highwood Properties, Inc.  REIT
Home Depot, Inc.
Hubbell Inc. Class B
Huntington Bancshares, Inc.
Huntsman Corporation
Inergy Midstream LLC
Infinera Corp.
Intel Corp
International Business Machines
Ipath MSCI India ETN
Ipath US Treasury 10-Year
Ishares Dow Jones  Select Div. Fund
Ishares FTSE XINHUA
Ishares Gold Trust
Ishares Iboxx Investor
Ishares MSCI Brazil Free Index Fnd
Ishares MSCI Eafe Index


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


431284108
437076102
443510201
446150104
447011107
45671U106
45667G103
458140100
459200101
06739F291
06740L451
464287168
464287184
464285105
464287242
464286400
464287465



$1,900,245
$616,740
$846,882
$623,791
$2,715,170
$291,750
$86,447
$8,041,098
$8,533,456
$869,464
$260,800
$488,088
$1,461,850
$1,013,231
$363,483
$360,202
$1,160,285



58,254
10,216
10,489
90,470
181,860
12,500
15,775
354,937
41,135
14,812
10,000
8,462
42,250
58,670
2,985
6,663
21,892



58,254
10,216
10,489
90,470
181,860
12,500
15,775
354,937
41,135
14,812
10,000
8,462
42,250
58,670
2,985
6,663
21,892











Highwood Properties, Inc.  REIT
Home Depot, Inc.
Hubbell Inc. Class B
Huntington Bancshares, Inc.
Huntsman Corporation
Inergy Midstream LLC
Infinera Corp.
Intel Corp
International Business Machines
Ipath MSCI India ETN
Ipath US Treasury 10-Year
Ishares Dow Jones  Select Div. Fund
Ishares FTSE XINHUA
Ishares Gold Trust
Ishares Iboxx Investor
Ishares MSCI Brazil Free Index Fnd
Ishares MSCI Eafe Index

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

58,254
10,216
10,489
90,470
181,860
12,500
15,775
354,937
41,135
14,812
10,000
8,462
42,250
58,670
2,985
6,663
21,892

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Ishares MSCI Emerging
Ishares MSCI Hong Kong
Ishares MSCI Japan Index
Ishares S&P GLB ERG Sect
Ishares S&P Global Telecom
Ishares TR Iboxx $ High Yield Corp.
Ishares TR RUS 2000 I FD
Ishares TR Russell Midcap Indx Fnd
Ishares TR S&P Citigrp 1-3 Yr, Intl.
Ishares TS and P500 I F
Johnson & Johnson
KB Home
Kellogg Company
Kimberly-Clark Corp
Kinder Morgan Energy Partners LP
Kinder Morgan Hold Co. LLC
Kraft Foods, Inc. CL A


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


464287234
464286871
464286848
464287341
464287275
464288513
464287655
464287499
464288125
464287200
478160104
48666K109
487836108
494368103
494550106
49456B101
50075N104

$7,130,216
$473,619
$825,300
$495,558
$218,272
$1,291,215
$1,977,707
$3,949,788
$1,192,019
$5,035,228
$13,325,534
$4,844,273
$6,239,030
$583,304
$3,662,175
$213,298
$1,652,511

172,540
26,023
90,000
12,600
3,590
13,989
23,702
35,664
12,200
34,870
193,376
337,580
120,771
6,800
44,390
6,005
39,964

172,540
26,023
90,000
12,600
3,590
13,989
23,702
35,664
12,200
34,870
193,376
337,580
120,771
6,800
44,390
6,005
39,964









Ishares MSCI Emerging

Ishares MSCI Hong Kong

Ishares MSCI Japan Index

Ishares S&P GLB ERG Sect

Ishares S&P Global Telecom

Ishares TR Iboxx $ High Yield Corp.

Ishares TR RUS 2000 I FD

Ishares TR Russell Midcap Indx Fnd

Ishares TR S&P Citigrp 1-3 Yr, Intl.

Ishares TS and P500 I F

Johnson & Johnson

KB Home

Kellogg Company

Kimberly-Clark Corp

Kinder Morgan Energy Partners LP

Kinder Morgan Hold Co. LLC

Kraft Foods, Inc. CL A




0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


172,540
26,023
90,000
12,600
3,590
13,989
23,702
35,664
12,200
34,870
193,376
337,580
120,771
6,800
44,390
6,005
39,964

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Krispy Kreme Doughnuts, Inc.
Lab CP of America Holding New
Lender Processing Services
Lennox International, Inc.
Lilly, Eli & Co.
Lincoln National Corp.
Linn Energy
Lowes Companies Inc.
Magellan Midstream Partners
Market Vectors ETF Brazil Small
Market Vectors ETF Jr Gold Miners
Market Vectors ETF TR Global
Market Vectors ETF TR Gold Miners
McDonalds Corporation
Mediware Information Sys.
Medley Capital Corp.
Medtronic, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


501014104
50540R409
52602 E102
526107107
532457108
534187109
536020100
548661107
559080106
57060U613
57060U589
57060U605
57060U100
580135101
584946107
58503F106
585055106

$114,192
$212,681
$336,075
$455,309
$254,781
$237,546
$2,024,884
$9,078,750
$756,179
$870,309
$505,648
$2,470,642
$1,055,975
$10,466,106
$219,100
$587,563
$1,663,354

14,400
2,300
12,050
9,415
5,374
9,820
49,100
300,223
8,646
21,305
20,455
47,705
19,668
114,072
10,000
41,760
38,575

14,400
2,300
12,050
9,415
5,374
9,820
49,100
300,223
8,646
21,305
20,455
47,705
19,668
114,072
10,000
41,760
38,575









Krispy Kreme Doughnuts, Inc.
Lab CP of America Holding New
Lender Processing Services
Lennox International, Inc.
Lilly, Eli & Co.
Lincoln National Corp.
Linn Energy
Lowes Companies Inc.
Magellan Midstream Partners
Market Vectors ETF Brazil Small
Market Vectors ETF Jr Gold Miners
Market Vectors ETF TR Global
Market Vectors ETF TR Gold Miners
McDonalds Corporation
Mediware Information Sys.
Medley Capital Corp.
Medtronic, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


14,400
2,300
12,050
9,415
5,374
9,820
49,100
300,223
8,646
21,305
20,455
47,705
19,668
114,072
10,000
41,760
38,575

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
MGC Diagnostics
Microsoft Corporation
Morgan, JP Chase & Co.
Morgan, JP Exch Trded NT Alern MLP
Mosaic Company
National Presto Industries, Inc.
Newbridge Bancorp
Nextera Energy, Inc.
Nokia Corp.
NovaGold Resources, Inc.
Novartis A G Spon ADR F
Nuveen Energy MLP Total Return
Occidental Pete. Corp.
Old Rep. Intl. Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


58933Y105
591520200
592688105
552768103
594918104
46625H100
46625H365
61945A107
6706D8104
65080T102
65339F101
654902204
66987E206
66987V109
67074U103
674599105
680223104

$8,385,145
$174,780
$1,263,476
$194,381
$14,771,495
$5,322,715
$1,345,187
$3,304,682
$2,549,197
$141,338
$825,956
$43,839
$199,993
$668,347
$942,500
$959,655
$400,160

185,944
18,000
7,400
32,343
496,354
131,490
33,260
57,363
34,978
29,202
11,744
17,025
35,713
10,910
50,000
11,151
43,028

185,944
18,000
7,400
32,343
496,354
131,490
33,260
57,363
34,978
29,202
11,744
17,025
35,713
10,910
50,000
11,151
43,028









Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
MGC Diagnostics
Microsoft Corporation
Morgan, JP Chase & Co.
Morgan, JP Exch Trded NT Aleran MLP
Mosaic Company
National Presto Industries, Inc.
Newbridge Bancorp
Nextera Energy, Inc.
Nokia Corp.
NovaGold Resources, Inc.
Novartis A G Spon ADR F
Nuveen Energy MLP Total Return
Occidental Pete. Corp.
Old Rep. Intl. Corp.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


185,944

18,000

7,400

32,343

496,354

131,490

33,260

57,363

34,978

29,202

11,744

17,025

35,713

10,910

50,000

11,151

43,028


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Oracle Corp.
Pacific Coast Oil Trust
Patriot Coal Corp.
Pepsico, Inc.
Perrigo Company
Petroleum & Res. Corp.
Pfizer, Inc.
Philip Morris International, Inc.
Phillips 66
Piedmont Natural Gas
Pimco Corporate Opportunity Fund
Pioneer Natural Res. Co.
Plains All American Pipeline LP
Praxair, Inc.
Procter & Gamble
Proshares Short MSCI EAFE
Proshares Short MSCI Emerging


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


68389X105
694103102
70336T104
713448108
714290103
716549100
717081103
718172109
718546104
720186105
72201B101
723787107
726503105
74005P104
742718109
74347R370
74347R396

$2,366,925
$825,825
$1,732
$23,772,634
$864,305
$278,669
$8,068,025
$10,041,981
$1,021,670
$206,573
$241,200
$438,480
$2,063,351
$209,838
$13,024,005
$454,100
$290,200

75,236
45,500
14,800
335,914
7,440
10,620
324,669
111,652
22,033
6,360
12,000
4,200
23,394
2,020
187,774
10,000
10,000

75,236
45,500
14,800
335,914
7,440
10,620
324,669
111,652
22,033
6,360
12,000
4,200
23,394
2,020
187,774
10,000
10,000









Oracle Corp.

Pacific Coast Oil Trust

Patriot Coal Corp.

Pepsico, Inc.

Perrigo Company

Petroleum & Res. Corp.

Pfizer, Inc.

Philip Morris International, Inc.

Phillips 66

Piedmont Natural Gas

Pimco Corporate Opportunity Fund

Pioneer Natural Res. Co.

Plains All American Pipeline LP

Praxair, Inc.

Procter & Gamble

Proshares Short MSCI EAFE

Proshares Short MSCI Emerging




0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


75,236
45,500
14,800
335,914
7,440
10,620
324,669
111,652
22,033
6,360
12,000
4,200
23,394
2,020
187,774
10,000
10,000

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Prospect Capital Corporation
PVR Partners LP
QR Energy LP
Qualcomm, Inc.
Ralph Lauren Corporation
Regions Financial Corp.
Reynolds American, Inc.
RLJ Lodging Trust
Royal Bank CDA Montreal
Royal Gold, Inc.
SCBT Finanical Corp.
SCH US Mid-Cap ETF
Schlumberger Ltd.
SCHW Emerging Market EQ ETF
SCHW US LCAP ETF
SCHW US SCAP ETF
Schwab Charles The Corporation


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

74348T102
693665101
74734R108
747525103
751212101
758940100
761713106
74965L101
780087102
780287108
78401V102
808524508
806857108
808524706
808524201
808513105
808513105

$589,478
$2,188,771
$1,730,448
$8,905,661
$226,845
$89,553
$898,135
$200,446
$208,743
$696,813
$608,993
$611,054
$281,581
$2,723,350
$399,062
$256,470
$133,053


51,170
86,240
88,650
142,559
1,500
12,444
20,723
10,600
3,636
6,980
15,119
22,640
3,893
108,760
11,676
6,852
10,407

51,170
86,240
88,650
142,559
1,500
12,444
20,723
10,600
3,636
6,980
15,119
22,640
3,893
108,760
11,676
6,852
10,407









Prospect Capital Corporation
PVR Partners LP
QR Energy LP
Qualcomm, Inc.
Ralph Lauren Corporation
Regions Financial Corp.
Reynolds American, Inc.
RLJ Lodging Trust
Royal Bank CDA Montreal
Royal Gold, Inc.
SCBT Finanical Corp.
SCH US Mid-Cap ETF
Schlumberger Ltd.
SCHW Emerging Market EQ ETF
SCHW US LCAP ETF
SCHW US SCAP ETF
Schwab Charles The Corporation



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


51,170
86,240
88,650
142,559
1,500
12,444
20,723
10,600
3,636
6,980
15,119
22,640
3,893
108,760
11,676
6,852
10,407

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Sempra Energy
Silver Wheaton Corporation
Solar Senior Capital Ltd.
Sonoco Products
Southern Copper Corp.
SPDR DJ Wilshire Int'l Real Est ETF
SPDR Gold Trust
SPDR S&P 400 Midcap Grow ETF
SPDR S&P 500 ETF
SPDR S&P Biotech ETF
SPDR S&P China ETF
SPDR Ser TR S&P Dividends ETF
Spectra Energy Corp.
Spirit Realty Capital, Inc.
St. Jude Medical, Inc.
Stericycle, Inc.
Stryker Corporation


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

816851109
828336107
83416M105
835495102
84265V105
78463X863
78463V107
78467Y107
78462F103
78464A870
78463X400
78464A763
847560109
84860F109
790849103
858912108
863667101

$251,833
$669,709
$268,650
$3,975,738
$943,732
$311,841
$2,922,130
$429,109
$2,431,365
$524,964
$2,194,207
$249,830
$1,962,070
$1,550,000
$1,988,030
$814,320
$478,676


3,905
16,865
15,000
128,291
27,466
7,945
17,000
2,385
16,888
5,620
33,700
4,300
66,828
100,000
47,188
9,000
8,600

3,905
16,865
15,000
128,291
27,466
7,945
17,000
2,385
16,888
5,620
33,700
4,300
66,828
100,000
47,188
9,000
8,600









Sempra Energy
Silver Wheaton Corporation
Solar Senior Capital Ltd.
Sonoco Products
Southern Copper Corp.
SPDR DJ Wilshire Int'l Real Est ETF
SPDR Gold Trust
SPDR S&P 400 Midcap Grow ETF
SPDR S&P 500 ETF
SPDR S&P Biotech ETF
SPDR S&P China ETF
SPDR Ser TR S&P Dividends ETF
Spectra Energy Corp.
Spirit Realty Capital, Inc.
St. Jude Medical, Inc.
Stericycle, Inc.
Stryker Corporation



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


3,905
16,865
15,000
128,291
27,466
7,945
17,000
2,385
16,888
5,620
33,700
4,300
66,828
100,000
47,188
9,000
8,600

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Suburban Propane Partners LP
Sunoco Logistics Partners LP
Suntrust Banks, Inc.
SVB Financial Group, Inc.
Sysco Corporation
Tanger Fact. Outlet Ctrs
Targa Resources Partners LP
Target Corporation
Teekay LNG Partners LP
Teva Pharmaceutical
TICC Capital Corp.
Tiffany & Company
Tortoise MLP Fund, Inc.
Total SA Spons ADR
Toyota Motor CP ADR
Tupperware Brands Corp.
UltraShort Lehman 20+YR Proshares


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

864482104
86764L108
867914103
78486Q101
871829107
875465106
87611X105
87612E106
Y8564M105
881624209
87244T109
886547108
89148B101
89151E109
892331307
899896104
74347R297

$219,373
$2,426,267
$255,659
$250,304
$7,228,748
$345,672
$2,817,216
$499,763
$376,200
$3,830,839
$517,608
$1,231,536
$797,891
$207,915
$2,729,008
$444,797
$155,900


5,304
52,010
9,043
4,140
231,172
10,692
65,700
7,874
10,000
92,510
49,770
19,902
31,475
4,150
34,760
8,300
10,000

5,304
52,010
9,043
4,140
231,172
10,692
65,700
7,874
10,000
92,510
49,770
19,902
31,475
4,150
34,760
8,300
10,000









Suburban Propane Partners LP
Sunoco Logistics Partners LP
Suntrust Banks, Inc.
SVB Financial Group, Inc.
Sysco Corporation
Tanger Fact. Outlet Ctrs
Targa Resources Partners LP
Target Corporation
Teekay LNG Partners LP
Teva Pharmaceutical
TICC Capital Corp.
Tiffany & Company
Tortoise MLP Fund, Inc.
Total SA Spons ADR
Toyota Motor CP ADR
Tupperware Brands Corp.
UltraShort Lehman 20+YR Proshares



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


5,304
52,010
9,043
4,140
231,172
10,692
65,700
7,874
10,000
92,510
49,770
19,902
31,475
4,150
34,760
8,300
10,000

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Unifirst Corporation - Mass
Unilever PLC ADR
Union Pacific Corp.
United Health Group, Inc.
United Technologies Corp.
Vale SA ADR
Vanguard  S&P 500 ETF
Vanguard Bond Index
Vanguard Dividend Apprec. ETF
Vanguard Emerging Markets Vipers
Vanguard Growth ETF
Vanguard Health Systems, Inc.
Vanguard Mega Cap 300 Growth
Vanguard Mid-Cap ETF
Vanguard National Res. LLC
Vanguard Reit
Vanguard Small Cap


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

904708104
904767704
907818108
91324P102
913017109
91912E105
922908413
921937819
921908844
922042858
922908736
922036207
921910816
922908629
92205F106
922908553
922908751

$976,470
$2,801,267
$395,034
$245,799
$8,517,404
$2,824,459
$5,857,981
$1,442,334
$652,004
$5,319,138
$390,960
$1,327,437
$738,896
$1,086,327
$2,701,549
$344,930
$1,166,616


14,620
76,705
3,328
4,436
108,793
157,791
88,865
15,978
10,925
127,496
5,400
107,311
12,995
13,385
93,350
5,309
14,557

14,620
76,705
3,328
4,436
108,793
157,791
88,865
15,978
10,925
127,496
5,400
107,311
12,995
13,385
93,350
5,309
14,557









Unifirst Corporation - Mass
Unilever PLC ADR
Union Pacific Corp.
United Health Group, Inc.
United Technologies Corp.
Vale SA ADR
Vanguard  S&P 500 ETF
Vanguard Bond Index
Vanguard Dividend Apprec. ETF
Vanguard Emerging Markets Vipers
Vanguard Growth ETF
Vanguard Health Systems, Inc.
Vanguard Mega Cap 300 Growth
Vanguard Mid-Cap ETF
Vanguard National Res. LLC
Vanguard Reit
Vanguard Small Cap



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


14,620
76,705
3,328
4,436
108,793
157,791
88,865
15,978
10,925
127,496
5,400
107,311
12,995
13,385
93,350
5,309
14,557

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Vanguard Total Stock Market
Vngd Wld Fd Mg Cp 300 Gr ETF
Verizon Communications
VF Corporation
Vodafone Group PLC Spnsred ADR
Walgreen Company
Wal-Mart Stores, Inc.
Wells Fargo & Co.
Weyerhaeuser Company
Williams Partners LP
Yum Brands, Inc.


common
common
common
common
common
common
common
common
common
common
common





922908769
921910840
92343V104
918204108
92857T107
931422109
931142103
949746101
962166104
96950F104
988498101





$311,834
$579,972
$1,055,492
$1,582,923
$402,762
$3,035,160
$12,425,411
$2,144,209
$446,471
$1,645,868
$538,415

4,234
10,200
23,162
9,933
14,132
83,292
168,366
62,097
17,080
30,100
8,116

4,234
10,200
23,162
9,933
14,132
83,292
168,366
62,097
17,080
30,100
8,116


Grand Total 09/30/12




$610,379,787















Vanguard Total Stock Market
Vngd Wld Fd Mg Cp 300 Gr ETF
Verizon Communications
VF Corporation
Vodafone Group PLC Spnsred ADR
Walgreen Company
Wal-Mart Stores, Inc.
Wells Fargo & Co.
Weyerhaeuser Company
Williams Partners LP
Yum Brands, Inc.









0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0


4,234
10,200
23,162
9,933
14,132
83,292
168,366
62,097
17,080
30,100
8,116

0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0

